Summary of Significant Accounting Policies - Schedule of Property and Equipment is Stated at Cost Less Accumulated Depreciation (Details)	Jul. 31, 2026
Buildings [Member] | Minimum [Member]
Schedule of Property and Equipment is Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, useful life	17 years
Buildings [Member] | Maximum [Member]
Schedule of Property and Equipment is Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, useful life	19 years
Automobiles [Member] | Minimum [Member]
Schedule of Property and Equipment is Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, useful life	3 years
Automobiles [Member] | Maximum [Member]
Schedule of Property and Equipment is Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, useful life	6 years
Office and electric equipment [Member] | Minimum [Member]
Schedule of Property and Equipment is Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, useful life	3 years
Office and electric equipment [Member] | Maximum [Member]
Schedule of Property and Equipment is Stated at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, useful life	10 years
Leasehold improvements [Member]
Schedule of Property and Equipment is Stated at Cost Less Accumulated Depreciation [Line Items]
Lease term, description	Useful Life, Lease Term